ASSETS HELD FOR SALE - Narratives (Details) $ in Millions, $ in Millions		3 Months Ended			12 Months Ended
	Dec. 31, 2017 asset	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) asset	Mar. 31, 2018 CAD ($) asset	Dec. 31, 2018 USD ($) property asset	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of financial assets [line items]
Proceeds from sale of equity accounted investments and participating loan interests | $					$ 1,140	$ 1,006	$ 1,092
Held for sale
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $		$ 1,300
LP Investments
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale | asset	13
LP Investments | Held for sale
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $			$ 144
Real estate properties reclassified as held for sale | asset			8	8
LP Investments | Held for sale | Hard Rock Hotel and Casino
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $			$ 510
LP Investments | U.S. | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties | asset					10
LP Investments | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties | property					2
LP Investments | Brazil | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties | asset					3
Bay Adelaide Centre West And East Towers | Core Office
Disclosure of financial assets [line items]
Percent of ownership percentage classified as held for sale	50.00%					50.00%
Bay Adelaide Centre West And East Towers | Core Office | Held for sale
Disclosure of financial assets [line items]
Proceeds from sales of investment property			$ 660	$ 850
Percent of ownership percentage classified as held for sale			50.00%	50.00%